Revenues - Geographic (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of geographical areas [line items]
Revenues	€ 6,015	€ 4,640
EMEA
Disclosure of geographical areas [line items]
Revenues	2,530	3,093
Germany
Disclosure of geographical areas [line items]
Revenues	1,072	1,553
Great Britain
Disclosure of geographical areas [line items]
Revenues	755	429
France
Disclosure of geographical areas [line items]
Revenues	151	264
Switzerland
Disclosure of geographical areas [line items]
Revenues	73	143
Other EMEA
Disclosure of geographical areas [line items]
Revenues	479	704
Asia Pacific
Disclosure of geographical areas [line items]
Revenues	426	364
South Korea
Disclosure of geographical areas [line items]
Revenues	227	70
China
Disclosure of geographical areas [line items]
Revenues	124	200
India
Disclosure of geographical areas [line items]
Revenues	20	33
Other Asia Pacific
Disclosure of geographical areas [line items]
Revenues	55	61
Americas
Disclosure of geographical areas [line items]
Revenues	3,059	1,183
United States
Disclosure of geographical areas [line items]
Revenues	2,983	1,176
Other Americas
Disclosure of geographical areas [line items]
Revenues	€ 76	€ 7